UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2006

	Shares	U.S. $
Investments	(000)	Value

LONG-TERM INVESTMENTS 97.90%

COMMON STOCKS 5.28%

Aerospace/Defense 0.10%
EDO Corp.	350	$8,008,000

Agriculture 0.12%
Archer Daniels Midland Co.	250	9,470,000

Banking 0.35%
Bank of America Corp.	100	5,357,000
Bank of New York Co., Inc. (The)	100	3,526,000
Wachovia Corp.	325	18,135,000
Total		27,018,000

Beverage 0.51%
Coca-Cola Co. (The)	150	6,702,000
Constellation Brands, Inc. Class A*	439	12,638,449
PepsiCo, Inc.	300	19,578,000
Total		38,918,449

Chemicals 0.42%
Lyondell Chemical Co.	325	8,245,250
Praxair, Inc.	400	23,664,000
Total		31,909,250

Diversified Capital Goods 0.29%
3M Co.	300	22,326,000

Electric: Integrated 0.72%
NiSource, Inc.	600	13,044,000
Northeast Utilities System Co.	1,000	23,270,000
TECO Energy, Inc.	1,200	18,780,000
Total		55,094,000

Electronics 0.37%
Emerson Electric Co.	300	25,158,000
Mentor Graphics Corp.*	250	3,520,000
Total		28,678,000

See Notes to Schedule of Investments.

	Shares	U.S. $
Investments	(000)	Value

Energy: Exploration & Production 0.25%
Devon Energy Corp.	300	$18,945,000

Food - Wholesale 0.32%
ConAgra Foods, Inc.	400	9,792,000
Kellogg Co.	300	14,856,000
Total		24,648,000

Machinery 0.15%
Roper Industries, Inc.	250	11,185,000

Media - Broadcast 0.09%
Clear Channel Communications, Inc.	250	7,212,500

Metals/Mining Excluding Steel 0.10%
Peabody Energy Corp.	200	7,356,000

Non-Electric Utilities 0.18%
National Fuel Gas Co.	300	10,905,000
SEMCO Energy, Inc.*	489	2,756,725
Total		13,661,725

Pharmaceuticals 0.55%
Amgen, Inc.*	200	14,306,000
CV Therapeutics, Inc.*	100	1,114,000
Merck & Co., Inc.	375	15,712,500
Pfizer, Inc.	400	11,344,000
Total		42,476,500

Restaurants 0.15%
McDonald’s Corp.	300	11,736,000

Software/Services 0.08%
BEA Systems, Inc.*	400	6,080,000

Support: Services 0.08%
CRA Int’l., Inc.*	125	5,957,500

Telecom: Integrated/Services 0.28%
Sprint Nextel Corp.	500	8,575,000
Verizon Communications, Inc.	350	12,995,500
Total		21,570,500

See Notes to Schedule of Investments.

	Shares	U.S. $
Investments	(000)	Value

Telecommunications Equipment 0.17%
Avaya Inc.*	750	$8,580,000
Comverse Technology, Inc.*	200	4,288,000
Total		12,868,000
Total Common Stocks(cost $355,252,072)		405,118,424

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)

CONVERTIBLE NOTES & BONDS 9.71%

Aerospace/Defense 1.18%
Alliant Techsystems, Inc.^	2.75%	2/15/2024	$15,000	17,006,250
EDO Corp.^	4.00%	11/15/2025	15,000	14,493,750
L-3 Communications Corp.^	3.00%	8/1/2035	20,000	20,450,000
Lockheed Martin Corp.^	5.155%#	8/15/2033	30,000	38,133,000
Total				90,083,000

Brokerage 0.23%
Morgan Stanley+	1.00%	3/30/2012	15,000	17,767,500

Building & Construction 0.49%
Fluor Corp.	1.50%	2/15/2024	26,000	37,570,000

Computer Hardware 0.24%
Intel Corp.^	2.95%	12/15/2035	20,000	17,975,000

Electronics 0.78%
Cypress Semiconductor Corp.^	1.25%	6/15/2008	12,500	16,187,500
Flir Systems, Inc.	3.00%	6/1/2023	12,500	17,046,875
Millipore Corp.^	3.75%	6/1/2026	15,000	15,037,500
RF Micro Devices, Inc.^	1.50%	7/1/2010	10,000	11,612,500
Total				59,884,375

Gas Distribution 0.05%
NorthernStar Natural Gas LLC+	5.00%#	5/15/2013	4,000	4,020,000

Health Services 0.90%
American Medical Systems Holdings, Inc.	3.25%	7/1/2036	5,000	5,862,500
Fisher Scientific Int’l., Inc.^	3.25%	3/1/2024	10,000	11,687,500
Invitrogen Corp.^	1.50%	2/15/2024	20,000	17,450,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount	U.S. $
Investments	Rate	Date	(000)	Value

Invitrogen Corp.	3.25%	6/15/2025	$10,000	$9,700,000
Manor Care, Inc.^	2.125%	8/1/2035	11,500	14,159,375
SFBC Int’l., Inc.	2.25%	8/15/2024	11,500	10,134,375
Total				68,993,750

Hotels 0.29%
Hilton Hotels Corp.	3.375%	4/15/2023	17,000	22,312,500

Investments & Miscellaneous Financial Services 0.36%
American Express Co.^	1.85%	12/1/2033	15,000	15,243,750
Lehman Brothers Holdings, Inc.	0.25%	7/7/2011	11,000	12,512,500
Total				27,756,250

Media - Broadcast 0.34%
Sinclair Broadcast Group, Inc.	4.875%	7/15/2018	10,000	8,937,500
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	18,970	16,954,438
Total				25,891,938

Media: Diversified 0.81%
Liberty Media Corp.	3.25%	3/15/2031	45,000	36,393,750
Walt Disney Co. (The)^	2.125%	4/15/2023	22,500	25,425,000
Total				61,818,750

Oil Field Equipment & Services 0.68%
Hanover Compressor Co.	4.75%	1/15/2014	10,000	14,000,000
Schlumberger Ltd. (Netherlands Antilles)^(b)	1.50%	6/1/2023	22,000	38,142,500
Total				52,142,500

Pharmaceuticals 1.24%
Celgene Corp.^	1.75%	6/1/2008	4,000	14,350,000
CV Therapeutics, Inc.^	3.25%	8/16/2013	15,000	12,150,000
MGI PHARMA, Inc.	1.682%	3/2/2024	25,000	16,250,000
Teva Pharmaceutical Finance B.V. (Israel)^(b)	0.25%	2/1/2026	7,750	7,507,812
Teva Pharmaceutical Finance B.V. (Israel)(b)	0.375%	11/15/2022	18,050	28,699,500
Wyeth^	5.109%#	1/15/2024	15,000	16,416,000
Total				95,373,312

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount	U.S. $
Investments	Rate	Date	(000)	Value

Printing & Publishing 0.13%
Omnicom Group Inc.^	Zero Coupon	7/1/2038	$10,000	$10,212,500

Railroads 0.27%
CSX Corp.^	Zero Coupon	10/30/2021	17,500	20,868,750

Software/Services 0.82%
Cadence Design Systems, Inc.^	Zero Coupon	8/15/2023	20,000	23,025,000
DST Systems, Inc.	4.125%	8/15/2023	20,000	27,650,000
Openwave Systems, Inc.	2.75%	9/9/2008	12,500	12,218,750
Total				62,893,750

Support: Services 0.27%
Charles River Assoc., Inc.	2.875%	6/15/2034	15,000	20,493,750

Telecom: Wireless 0.13%
Nextel Communications, Inc.	5.25%	1/15/2010	10,000	9,887,500

Telecommunications 0.17%
Liberty Media LLC Class A ^	3.50%	1/15/2031	12,000	13,305,000

Telecommunications Equipment 0.33%
LSI Logic Corp.^	4.00%	5/15/2010	25,000	25,187,500
Total Convertible Notes & Bonds (cost $688,919,594)				744,437,625

		Shares
		(000)

CONVERTIBLE PREFERRED STOCKS 3.29%

Agency 0.13%
Federal National Mortgage Assoc.	5.375%	—	(d)	9,652,250

Automotive 0.08%
Ford Motor Co. Capital Trust II	6.50%	175		5,878,250

Banking 0.36%
Marshall & Ilsley Corp.	6.50%	1,000		27,620,000

Electric: Generation 0.49%
NRG Energy, Inc.	5.75%	70		16,594,315
PNM Resources, Inc.	6.75%	425		21,267,000
Total				37,861,315

See Notes to Schedule of Investments.

	Interest	Shares	U.S. $
Investments	Rate	(000)	Value
Food & Drug Retailers 0.10%
Albertson’s, Inc.	7.25%	300	$7,599,000

Gas Distribution 0.24%
El Paso Corp.	4.99%	15	18,352,500

Integrated Energy 0.53%
Williams Cos., Inc. (The)	5.50%	360	40,635,000

Life Insurance 0.37%
MetLife, Inc.	6.375%	960	28,521,600

Oil Refining & Marketing 0.11%
Morgan Stanley+	9.50%	150	8,228,250

Pharmaceuticals 0.44%
Schering-Plough Corp.	6.00%	600	33,354,000

Printing & Publishing 0.24%
Interpublic Group of Cos. Inc. Series A (The)	5.375%	500	18,595,000

Property & Casualty Insurance 0.06%
XL Capital Ltd. Class A
(Cayman Islands)(b)	6.50%	200	4,540,000

Tobacco 0.14%
Morgan Stanley+	7.60%	144	11,052,082
Total Convertible Preferred Stocks (cost $240,259,702)			251,889,247

			Principal
		Maturity	Amount
		Date	(000)

GOVERNMENT SPONSORED ENTERPRISES BOND 0.99%

Federal Home Loan Mortgage Corp. (cost $76,356,335)	5.75%	4/15/2008	$75,000	75,849,675

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 8.94%

Federal Home Loan Mortgage Corp.	6.00%	9/1/2036	20,000	20,098,491
Federal National Mortgage Assoc.	5.50%	2/1/2033	36,733	36,326,174
Federal National Mortgage Assoc.	5.50%	7/1/2033	43,497	42,987,294

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount	U.S. $
Investments	Rate	Date	(000)	Value
Federal National Mortgage Assoc.	6.00%	10/1/2033	$6,103	$6,146,349
Federal National Mortgage Assoc.	6.00%	1/1/2034	16,962	17,082,896
Federal National Mortgage Assoc.	6.00%	2/1/2034	32,481	32,712,411
Federal National Mortgage Assoc.	6.00%	8/1/2034	23,087	23,251,080
Federal National Mortgage Assoc.	6.00%	11/1/2034	51,506	51,838,457
Federal National Mortgage Assoc.	6.00%	2/1/2035	24,453	24,611,200
Federal National Mortgage Assoc.	6.00%	4/1/2035	20,384	20,515,434
Federal National Mortgage Assoc.	6.00%	12/1/2035	23,267	23,387,876
Federal National Mortgage Assoc.	6.00%	1/1/2036	21,733	21,839,421
Federal National Mortgage Assoc.	6.00%	3/1/2036	24,124	24,248,979
Federal National Mortgage Assoc.	6.00%	4/1/2036	95,928	96,400,042
Federal National Mortgage Assoc.	6.00%	10/1/2036	30,000	30,147,737
Federal National Mortgage Assoc.	6.50%	9/1/2035	33,169	33,822,815
Federal National Mortgage Assoc.	6.50%	12/1/2035	31,786	32,412,002
Federal National Mortgage Assoc.	6.50%	2/1/2036	16,603	16,915,367
Federal National Mortgage Assoc.	6.50%	6/1/2036	48,867	49,779,614
Federal National Mortgage Assoc.	6.625%	10/15/2007	75,000	76,135,875
Federal National Mortgage Assoc.	7.00%	3/1/2032	4,458	4,589,829
Total Government Sponsored Enterprises Pass-Throughs (cost $612,661,506)				685,249,343

HIGH YIELD CORPORATE NOTES & BONDS 67.78%

Aerospace/Defense 1.17%
Armor Holdings, Inc.	8.25%	8/15/2013	10,000	10,400,000
DRS Technologies, Inc.^	6.875%	11/1/2013	30,000	29,775,000
Esterline Technologies Corp.^	7.75%	6/15/2013	16,000	16,240,000
L-3 Communications Corp.^	6.125%	1/15/2014	14,000	13,650,000
L-3 Communications Corp.	6.375%	10/15/2015	11,850	11,583,375
Moog Inc. Class A^	6.25%	1/15/2015	8,000	7,680,000
Total				89,328,375

Apparel/Textiles 0.25%
Quiksilver, Inc.^	6.875%	4/15/2015	20,000	19,050,000

Auto Loans 2.85%
Ford Motor Credit Co.	7.25%	10/25/2011	45,000	42,482,160
Ford Motor Credit Co.	7.375%	10/28/2009	35,000	34,035,960
General Motors Acceptance Corp.^	6.75%	12/1/2014	12,590	12,310,011
General Motors Acceptance Corp.	7.25%	3/2/2011	128,500	129,355,039
Total				218,183,170

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount	U.S. $
Investments	Rate	Date	(000)	Value
Auto Parts & Equipment 1.07%
Accuride Corp.^	8.50%	2/1/2015	$10,050	$9,396,750
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	20,000	14,800,000
Cummins, Inc.	9.50%	12/1/2010	16,650	17,520,778
Stanadyne Corp. (12.00% after 8/15/2015)**	Zero Coupon	2/15/2015	15,000	9,975,000
Stanadyne Corp.^	10.00%	8/15/2014	10,000	10,150,000
Tenneco Inc.^	8.625%	11/15/2014	20,000	19,850,000
Total				81,692,528

Automotive 0.48%
General Motors Corp.^	7.20%	1/15/2011	40,000	37,050,000
Venture Holdings Trust(c)	9.50%	7/1/2005	10,000	50,000
Total				37,100,000

Banking 0.58%
Regions Financial Corp.	4.50%	8/8/2008	25,000	24,691,175
Wells Fargo & Co.	5.35%	5/6/2018	20,000	19,581,400
Total				44,272,575

Building & Construction 0.57%
Beazer Homes USA, Inc.^	6.50%	11/15/2013	10,000	9,075,000
Beazer Homes USA, Inc.^	8.375%	4/15/2012	10,000	10,000,000
Standard Pacific Corp.^	7.00%	8/15/2015	16,600	15,023,000
William Lyon Homes, Inc.^	10.75%	4/1/2013	10,000	9,250,000
Total				43,348,000

Chemicals 3.29%
Airgas, Inc.	6.25%	7/15/2014	10,000	9,375,000
Equistar Chemicals, L.P.	7.55%	2/15/2026	26,000	24,180,000
Hercules, Inc.	6.75%	10/15/2029	25,000	23,906,250
Huntsman LLC	11.50%	7/15/2012	5,181	5,919,292
IMC Global, Inc.^	11.25%	6/1/2011	35,000	37,143,750
Ineos Group Holdings plc
(United Kingdom)+(a)	7.875%	2/15/2016	10,000	11,887,975
Ineos Group Holdings plc
(United Kingdom)+^(b)	8.50%	2/15/2016	15,175	14,530,063
INVISTA+	9.25%	5/1/2012	25,000	26,562,500
Lyondell Chemical Co.^	8.00%	9/15/2014	4,725	4,807,688
Lyondell Chemical Co.^	8.25%	9/15/2016	12,125	12,367,500
Nalco Co.^	8.875%	11/15/2013	14,000	14,665,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount	U.S. $
Investments	Rate	Date	(000)	Value
NOVA Chemicals Corp. (Canada)^(b)	6.50%	1/15/2012	$10,000	$9,450,000
Rhodia S.A. (France)^(b)	8.875%	6/1/2011	21,031	21,819,662
Rockwood Specialties Group, Inc.^	7.50%	11/15/2014	18,250	18,067,500
Rockwood Specialties Group, Inc.	10.625%	5/15/2011	2,916	3,134,700
Terra Capital, Inc.	11.50%	6/1/2010	13,000	14,202,500
Total				252,019,380

Consumer Products 0.71%
Elizabeth Arden, Inc.^	7.75%	1/15/2014	25,000	24,625,000
Playtex Products, Inc.	9.375%	6/1/2011	17,000	17,850,000
Spectrum Brands, Inc.	7.375%	2/1/2015	15,000	12,075,000
Total				54,550,000

Diversified Capital Goods 0.44%
Park-Ohio Industries, Inc.^	8.375%	11/15/2014	14,200	12,993,000
Sensus Metering Systems, Inc.	8.625%	12/15/2013	21,000	20,527,500
Total				33,520,500

Electric: Generation 2.55%
AES Corp. (The)	9.50%	6/1/2009	10,000	10,725,000
Dynegy Holdings, Inc.	6.875%	4/1/2011	17,600	17,226,000
Dynegy Holdings, Inc.^	8.375%	5/1/2016	26,500	27,096,250
Edison Mission Energy+	7.75%	6/15/2016	37,850	38,512,375
Mission Energy Holding Co.	13.50%	7/15/2008	16,000	17,940,000
NRG Energy, Inc.^	7.25%	2/1/2014	10,000	9,950,000
NRG Energy, Inc.^	7.375%	2/1/2016	17,500	17,434,375
Reliant Resources, Inc.^	6.75%	12/15/2014	17,500	16,734,375
Reliant Resources, Inc.^	9.50%	7/15/2013	38,200	39,823,500
Total				195,441,875

Electric: Integrated 2.00%
Duke Energy Corp.^	5.375%	1/1/2009	12,000	12,024,768
Midwest Generation, LLC^	8.75%	5/1/2034	25,000	26,812,500
Mirant Americas Generation LLC^	9.125%	5/1/2031	22,000	22,495,000
Mirant North America LLC^	7.375%	12/31/2013	15,225	15,320,156
Nevada Power Co.	5.875%	1/15/2015	15,000	15,007,455
PG&E Corp.	4.80%	3/1/2014	10,000	9,638,320
PPL Energy Supply LLC	6.40%	11/1/2011	12,000	12,459,084

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount	U.S. $
Investments	Rate	Date	(000)	Value
PSEG Energy Holdings, Inc.^	8.50%	6/15/2011	$22,500	$24,075,000
PSEG Energy Holdings, Inc.^	8.625%	2/15/2008	15,000	15,637,500
Total				153,469,783

Electronics 0.30%
Avago Technologies Fin (Singapore)+(b)	10.125%	12/1/2013	10,000	10,650,000
Freescale Semiconductor, Inc.^	7.125%	7/15/2014	11,750	12,660,625
Total				23,310,625

Energy: Exploration & Production 3.85%
Chesapeake Energy Corp.^	6.25%	1/15/2018	50,000	46,625,000
Chesapeake Energy Corp.^	6.50%	8/15/2017	14,000	13,195,000
Chesapeake Energy Corp.^	7.00%	8/15/2014	31,750	31,551,562
El Paso Production Holding Co.	7.75%	6/1/2013	35,000	35,962,500
Energy Partners, Ltd.	8.75%	8/1/2010	12,100	12,493,250
Forest Oil Corp.^	7.75%	5/1/2014	7,000	7,105,000
Forest Oil Corp.	8.00%	6/15/2008	15,000	15,468,750
Houston Exploration Co.	7.00%	6/15/2013	27,095	26,417,625
KCS Energy Services, Inc.^	7.125%	4/1/2012	25,000	24,125,000
Kerr-McGee Corp.	6.95%	7/1/2024	15,000	16,145,700
Magnum Hunter Resources Corp.	9.60%	3/15/2012	4,500	4,770,000
Pogo Producing Co.^	6.625%	3/15/2015	27,700	26,592,000
Quicksilver Resources Inc.^	7.125%	4/1/2016	12,325	11,739,563
Range Resources Corp.^	7.375%	7/15/2013	22,925	23,154,250
Total				295,345,200

Environmental 1.14%
Allied Waste North America, Inc.^	6.125%	2/15/2014	35,000	32,812,500
Allied Waste North America, Inc.^	7.125%	5/15/2016	20,000	19,825,000
Allied Waste North America, Inc.^	7.25%	3/15/2015	35,000	34,912,500
Total				87,550,000

Food - Wholesale 0.68%
Corn Products Int’l., Inc.	8.25%	7/15/2007	15,000	15,245,100
Dole Food Co., Inc.^	8.75%	7/15/2013	22,500	21,150,000
Land O’Lakes, Inc.^	9.00%	12/15/2010	15,000	15,975,000
Total				52,370,100

Food & Drug Retailers 1.55%
Ingles Markets, Inc.^	8.875%	12/1/2011	25,000	26,187,500

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount	U.S. $
Investments	Rate	Date	(000)	Value
Rite Aid Corp.	6.875%	8/15/2013	$34,000	$28,730,000
Rite Aid Corp.	8.125%	5/1/2010	35,150	35,413,625
Stater Bros. Holdings, Inc.^	8.125%	6/15/2012	25,000	25,250,000
SUPERVALU INC.	7.50%	5/15/2012	3,150	3,209,699
Total				118,790,824

Forestry/Paper 3.21%
Abitibi-Consolidated, Inc. (Canada)^(b)	8.55%	8/1/2010	26,106	26,040,735
Ainsworth Lumber Co. Ltd. (Canada)(b)	7.25%	10/1/2012	11,020	8,209,900
Bowater, Inc.	6.50%	6/15/2013	25,000	22,312,500
Buckeye Technologies, Inc.^	8.00%	10/15/2010	21,000	20,265,000
Domtar, Inc. (Canada)^(b)	7.875%	10/15/2011	20,000	20,000,000
Graphic Packaging Int’l., Corp.^	9.50%	8/15/2013	12,000	12,330,000
Jefferson Smurfit Corp.^	7.50%	6/1/2013	20,000	18,550,000
Jefferson Smurfit Corp.^	8.25%	10/1/2012	10,000	9,625,000
JSG Funding plc (Ireland)^(b)	7.75%	4/1/2015	18,000	17,100,000
JSG Funding plc (Ireland)(b)	9.625%	10/1/2012	14,500	15,370,000
Norske Skog Canada Ltd. (Canada)^(b)	7.375%	3/1/2014	18,925	17,505,625
Rock-Tenn Co. Class A^	8.20%	8/15/2011	15,320	16,009,400
Stone Container Corp.^	8.375%	7/1/2012	10,000	9,650,000
Stone Container Corp.	9.75%	2/1/2011	17,186	17,787,510
Tembec Industries, Inc. (Canada)(b)	7.75%	3/15/2012	5,000	2,550,000
Tembec Industries, Inc. (Canada)(b)	8.625%	6/30/2009	22,325	12,502,000
Total				245,807,670

Gaming 4.82%
Aztar Corp.	7.875%	6/15/2014	10,000	10,825,000
Boyd Gaming Corp.^	7.125%	2/1/2016	8,500	8,266,250
Boyd Gaming Corp.^	8.75%	4/15/2012	10,150	10,708,250
Hard Rock Hotel, Inc.^	8.875%	6/1/2013	32,000	34,760,000
Harrah’s Operating Co., Inc.^	5.375%	12/15/2013	10,000	9,366,280
Isle of Capri Casinos, Inc.^	7.00%	3/1/2014	35,550	33,950,250
Isle of Capri Casinos, Inc.	9.00%	3/15/2012	15,000	15,731,250
Las Vegas Sands Corp.^	6.375%	2/15/2015	35,000	33,031,250
Mandalay Resort Group^	9.375%	2/15/2010	20,000	21,475,000
MGM Mirage, Inc.^	6.75%	9/1/2012	32,000	31,720,000
Park Place Entertainment Corp.^	8.125%	5/15/2011	15,000	15,900,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount	U.S. $
Investments	Rate	Date	(000)	Value
Park Place Entertainment Corp.^	9.375%	2/15/2007	$23,500	$23,793,750
Premier Entertainment Biloxi LLC(c)	10.75%	2/1/2012	7,785	7,960,162
River Rock Entertainment Authority^	9.75%	11/1/2011	15,700	16,759,750
Scientific Games Corp.^	6.25%	12/15/2012	10,000	9,675,000
Seneca Gaming Corp.	7.25%	5/1/2012	10,000	10,050,000
Station Casinos, Inc.^	6.50%	2/1/2014	27,000	25,413,750
Turning Stone Casino Resort+	9.125%	12/15/2010	15,000	15,262,500
Turning Stone Casino Resort +	9.125%	9/15/2014	5,725	5,810,875
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.^	6.625%	12/1/2014	30,000	29,250,000
Total				369,709,317

Gas Distribution 3.09%
El Paso Corp.	7.00%	5/15/2011	72,500	73,315,625
El Paso Corp.^	7.75%	1/15/2032	28,250	29,097,500
Ferrellgas Partners, L.P.^	6.75%	5/1/2014	15,950	15,670,875
Ferrellgas Partners, L.P.^	8.75%	6/15/2012	15,625	16,328,125
Inergy Finance L.P.^	8.25%	3/1/2016	12,000	12,480,000
MarkWest Energy Partners, L.P.^	6.875%	11/1/2014	23,050	21,782,250
MarkWest Energy Partners, L.P.+	8.50%	7/15/2016	3,775	3,822,187
Sonat, Inc.^	7.625%	7/15/2011	18,000	18,540,000
Williams Cos., Inc. (The)^	7.875%	9/1/2021	43,975	46,173,750
Total				237,210,312

Health Services 3.23%
Alliance Imaging, Inc.^	7.25%	12/15/2012	10,150	9,541,000
AmeriPath, Inc.	10.50%	4/1/2013	23,000	24,495,000
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	11,700	11,115,000
CDRV Investors Inc. (9.625% after 1/1/2010)**	Zero Coupon	1/1/2015	23,250	17,321,250
DaVita, Inc.^	7.25%	3/15/2015	10,500	10,368,750
Fresenius Medical Capital Trust II	7.875%	2/1/2008	15,000	15,300,000
Hanger Orthopedic Group, Inc.^	10.25%	6/1/2014	11,700	11,934,000
HCA Inc.^	6.375%	1/15/2015	22,250	18,022,500
Omnicare, Inc.^	6.875%	12/15/2015	7,000	6,833,750
Select Medical Corp.^	7.625%	2/1/2015	9,525	8,072,437
Stewart Enterprises, Inc.^	6.25%	2/15/2013	7,500	6,975,000
Tenet Healthcare Corp.	7.375%	2/1/2013	30,775	27,889,844
Tenet Healthcare Corp.^	9.25%	2/1/2015	28,700	27,767,250

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount	U.S. $
Investments	Rate	Date	(000)	Value
Tenet Healthcare Corp.^	9.875%	7/1/2014	$10,000	$10,012,500
Triad Hospitals, Inc.^	7.00%	11/15/2013	16,650	16,254,563
Vanguard Health Holdings Co. II LLC^	9.00%	10/1/2014	26,750	26,081,250
Total				247,984,094

Hotels 1.22%
FelCor Lodging L.P.^	8.50%	6/1/2011	15,000	15,956,250
Gaylord Entertainment Co.^	6.75%	11/15/2014	15,000	14,418,750
Host Marriott L.P.^	6.375%	3/15/2015	17,250	16,818,750
Host Marriott L.P.^	7.00%	8/15/2012	20,000	20,325,000
Host Marriott L.P.^	9.25%	10/1/2007	25,000	25,906,250
Total				93,425,000

Household & Leisure Products 0.16%
ACCO Brands Corp.^	7.625%	8/15/2015	12,525	12,180,562

Investments & Miscellaneous Financial Services 0.64%
Dow Jones CDX HY+	7.75%	12/29/2009	48,500	49,045,625

Leisure 0.63%
Gaylord Entertainment Co.	8.00%	11/15/2013	31,000	31,697,500
Six Flags, Inc.^	9.625%	6/1/2014	8,750	7,831,250
Universal City Development
Partners, Ltd.	11.75%	4/1/2010	8,000	8,660,000
Total				48,188,750

Machinery 1.08%
Briggs & Stratton Corp.^	8.875%	3/15/2011	10,000	11,050,450
Case New Holland, Inc.^	9.25%	8/1/2011	10,000	10,650,000
Dresser, Inc.	10.125%	4/15/2011	15,000	15,768,750
Gardner Denver, Inc.	8.00%	5/1/2013	18,665	19,504,925
JLG Industries, Inc.^	8.25%	5/1/2008	15,000	15,600,000
Manitowoc Co., Inc. (The)	7.125%	11/1/2013	10,000	9,900,000
Total				82,474,125

Media - Broadcast 1.66%
Allbritton Communications Co.	7.75%	12/15/2012	65,000	65,812,500
LIN TV Corp.^	6.50%	5/15/2013	10,075	9,445,313
Paxson Communications Corp.+^	11.757%#	1/15/2013	10,000	10,125,000
Radio One, Inc.^	6.375%	2/15/2013	10,000	9,150,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount	U.S. $
Investments	Rate	Date	(000)	Value
Sinclair Broadcast Group, Inc.^	8.00%	3/15/2012	$22,032	$22,445,100
Sinclair Broadcast Group, Inc.^	8.75%	12/15/2011	10,000	10,475,000
Total				127,452,913

Media: Cable 3.85%
Century Communications Corp.(c)	8.375%	12/15/2007	8,000	8,760,000
Century Communications Corp.(c)	9.50%	3/1/2005	40,000	45,000,000
Charter Communications Holdings, LLC I^	11.00%	10/1/2015	53,225	48,700,875
Charter Communications Holdings, LLC II	10.25%	9/15/2010	20,000	20,500,000
DIRECTV Group, Inc. (The)^	6.375%	6/15/2015	25,000	23,625,000
DIRECTV Group, Inc. (The)^	8.375%	3/15/2013	12,000	12,495,000
Echostar DBS Corp.^	6.375%	10/1/2011	20,000	19,525,000
Echostar DBS Corp.+	7.125%	2/1/2016	25,000	24,281,250
Frontiervision L.P.(c)	11.875%	9/15/2007	20,000	24,900,000
Frontiervision L.P. Series B(c)	11.875%	9/15/2007	10,000	12,450,000
Mediacom Broadband LLC^	8.50%	10/15/2015	11,550	11,535,562
Mediacom Communications Corp.^	9.50%	1/15/2013	42,500	43,668,750
Total				295,441,437

Media: Services 0.69%
Affinion Group Inc.	11.50%	10/15/2015	10,500	10,815,000
Interpublic Group of Cos. (The)^	6.25%	11/15/2014	14,820	12,893,400
Warner Music Group Corp.^	7.375%	4/15/2014	30,000	29,400,000
Total				53,108,400

Metals/Mining Excluding Steel 0.63%
Foundation PA Coal Co.^	7.25%	8/1/2014	10,000	10,100,000
Novelis Inc. (Canada)+(b)	8.25%	2/15/2015	15,000	14,325,000
Peabody Energy Corp.^	5.875%	4/15/2016	15,000	13,837,500
Timken Co. (The)	5.75%	2/15/2010	10,000	9,967,390
Total				48,229,890

Non-Electric Utilities 0.19%
SEMCO Energy, Inc.	7.75%	5/15/2013	14,050	14,188,154

Non-Food & Drug Retailers 0.71%
Bon-Ton Department Stores Inc.^	10.25%	3/15/2014	12,375	12,096,563
Couche-Tard U.S. L.P.	7.50%	12/15/2013	14,000	14,280,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount	U.S. $
Investments	Rate	Date	(000)	Value
Neiman Marcus Group, Inc. (The) PIK^	9.00%	10/15/2015	$14,150	$15,105,125
Toys “R” Us, Inc.^	7.625%	8/1/2011	15,000	12,750,000
Total				54,231,688

Oil Field Equipment & Services 0.62%
Grant Prideco, Inc.^	6.125%	8/15/2015	10,000	9,600,000
Hanover Compressor Co.	7.50%	4/15/2013	4,925	4,949,625
Hanover Compressor Co.^	8.625%	12/15/2010	12,075	12,618,375
Hanover Compressor Co.	9.00%	6/1/2014	6,150	6,549,750
Pride Int’l., Inc.^	7.375%	7/15/2014	13,000	13,455,000
Total				47,172,750

Oil Refining & Marketing 0.13%
Tesoro Corp.+	6.25%	11/1/2012	10,625	10,292,969

Packaging 1.83%
Berry Plastics Holdings Corp.+	8.875%	9/15/2014	15,000	15,150,000
Crown Cork & Seal, Inc.	7.375%	12/15/2026	47,425	43,393,875
Owens-Brockway Glass Container Inc.^	7.75%	5/15/2011	25,000	25,812,500
Owens-Brockway Glass Container Inc.^	8.875%	2/15/2009	30,763	31,762,798
Owens-Illinois, Inc.^	7.50%	5/15/2010	18,000	18,090,000
Vitro Envases NorteAmerica S.A. de C.V.
(Mexico)+(b)	10.75%	7/23/2011	6,000	6,420,000
Total				140,629,173

Pharmaceuticals 0.83%
Angiotech Pharmaceuticals, Inc. (Canada)+(b)	7.75%	4/1/2014	15,750	15,041,250
Mylan Laboratories, Inc.	6.375%	8/15/2015	20,000	19,475,000
Warner Chilcott Corp.^	8.75%	2/1/2015	28,009	29,129,360
Total				63,645,610

Printing & Publishing 2.44%
Clarke American Corp.	11.75%	12/15/2013	10,000	10,400,000
Dex Media West^	9.875%	8/15/2013	25,394	27,552,490
Dex Media, Inc. (9.00% after 11/15/2008)**^	Zero Coupon	11/15/2013	15,000	12,712,500
Houghton Mifflin Co. (11.50% after 10/15/2008)**^	Zero Coupon	10/15/2013	36,000	31,590,000
Houghton Mifflin Co.	9.875%	2/1/2013	32,000	34,000,000
PRIMEDIA, Inc.^	8.875%	5/15/2011	15,000	14,737,500
R.H. Donnelley Corp.^	6.875%	1/15/2013	22,150	20,322,625

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount	U.S. $
Investments	Rate	Date	(000)	Value
R.H. Donnelley Corp.^	8.875%	1/15/2016	$24,675	$24,860,063
R.H. Donnelley Finance Inc.	10.875%	12/15/2012	10,000	11,050,000
Total				187,225,178

Railroads 0.19%
Union Pacific Corp.	3.625%	6/1/2010	15,000	14,209,515

Restaurants 0.53%
Denny’s Corp./Denny’s Holdings Inc.^	10.00%	10/1/2012	15,500	16,120,000
Friendly Ice Cream Corp.^	8.375%	6/15/2012	14,000	12,775,000
Landry’s Restaurants, Inc.^	7.50%	12/15/2014	12,000	11,550,000
Total				40,445,000

Software/Services 1.41%
Electronic Data Systems Corp.(g)	6.50%	8/1/2013	25,000	25,395,325
SERENA Software Inc.^	10.375%	3/15/2016	11,000	11,577,500
SunGard Data Systems, Inc.^	9.125%	8/15/2013	25,000	26,000,000
SunGard Data Systems, Inc.^	10.25%	8/15/2015	25,000	25,875,000
Unisys Corp.^	6.875%	3/15/2010	10,000	9,500,000
Unisys Corp.^	8.00%	10/15/2012	10,000	9,400,000
Total				107,747,825

Steel Producers/Products 0.61%
AK Steel Holding Corp.	7.75%	6/15/2012	22,000	21,532,500
Allegheny Ludlum Corp.	6.95%	12/15/2025	15,000	15,300,000
Century Aluminum Co.^	7.50%	8/15/2014	10,000	10,050,000
Total				46,882,500

Support: Services 2.59%
Ashtead Capital, Inc+	9.00%	8/15/2016	18,125	18,940,625
Avis Budget Car Rental+^	7.625%	5/15/2014	12,000	11,700,000
FTI Consulting, Inc.+(e)	7.75%	10/1/2016	5,175	5,252,625
Hertz Corp. (The)+	8.875%	1/1/2014	20,000	21,050,000
Hertz Corp. (The)+^	10.50%	1/1/2016	10,500	11,602,500
Iron Mountain, Inc.^	6.625%	1/1/2016	37,000	34,965,000
Iron Mountain, Inc.	7.75%	1/15/2015	45,000	45,225,000
Iron Mountain, Inc.^	8.625%	4/1/2013	10,000	10,275,000
United Rentals North America, Inc.^	7.75%	11/15/2013	18,580	18,394,200

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount	U.S. $
Investments	Rate	Date	(000)	Value
Williams Scotsman, Inc.^	8.50%	10/1/2015	$20,900	$21,474,750
Total				198,879,700

Telecom: Fixed Line 0.41%
Level 3 Communications, Inc.	11.25%	3/15/2010	10,000	10,300,000
Level 3 Financing, Inc.	10.75%	10/15/2011	20,000	21,025,000
Total				31,325,000

Telecom: Integrated/Services 3.48%
Cincinnati Bell, Inc.^	8.375%	1/15/2014	61,400	62,321,000
Hughes Network Systems, LLC+	9.50%	4/15/2014	10,000	10,350,000
Intelsat, Ltd. (Bermuda)^(b)	8.25%	1/15/2013	22,750	23,148,125
Intelsat, Ltd. (Bermuda)+(b)	9.25%	6/15/2016	5,000	5,281,250
Intelsat, Ltd. (Bermuda)+(b)	11.25%	6/15/2016	11,000	11,742,500
Nordic Telephone Holdings Co. (Denmark)+(b)	8.875%	5/1/2016	22,350	23,607,187
Qwest Capital Funding, Inc.	7.90%	8/15/2010	75,000	77,437,500
Qwest Communications Int’l., Inc.^	7.25%	2/15/2011	37,000	37,185,000
Qwest Corp.+	7.50%	10/1/2014	4,075	4,227,813
Syniverse Technologies Inc.	7.75%	8/15/2013	12,000	11,610,000
Total				266,910,375

Telecom: Wireless 2.20%
Airgate PCS, Inc.	9.257%#	10/15/2011	12,000	12,330,000
Alamosa Delaware, Inc.	11.00%	7/31/2010	15,000	16,462,500
Centennial Communications Corp.	10.00%	1/1/2013	7,175	7,300,563
Centennial Communications Corp.	10.125%	6/15/2013	10,000	10,675,000
Dobson Communications Corp.	8.875%	10/1/2013	25,000	24,906,250
Nextel Communications, Inc.	7.375%	8/1/2015	10,000	10,327,790
Nextel Partners, Inc.^	8.125%	7/1/2011	27,200	28,696,000
Rogers Wireless, Inc. (Canada)^(b)	7.25%	12/15/2012	6,500	6,833,125
Rural Cellular Corp. Class A	9.75%	1/15/2010	23,225	23,486,281
UbiquiTel Operating Co.^	9.875%	3/1/2011	15,000	16,350,000
Wind Acquisition Finance S.A.
(Luxembourg)+(b)	10.75%	12/1/2015	10,000	11,087,500
Total				168,455,009

Theaters & Entertainment 0.63%
AMC Entertainment, Inc.^	8.00%	3/1/2014	25,000	23,625,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount	U.S. $
Investments	Rate	Date	(000)	Value
AMC Entertainment, Inc.^	11.00%	2/1/2016	$10,000	$10,950,000
Cinemark USA, Inc.	9.00%	2/1/2013	12,900	13,448,250
Total				48,023,250

Transportation Excluding Air/Rail 0.59%
Briston Group Inc.	6.125%	6/15/2013	17,525	16,517,312
CHC Helicopter Corp. Class A (Canada)(b)	7.375%	5/1/2014	15,000	14,212,500
Hornbeck Offshore Services, Inc.^	6.125%	12/1/2014	15,790	14,822,863
Total				45,552,675
Total High Yield Corporate Notes & Bonds (cost $5,268,928,783)				5,195,417,401

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.25%

Credit Suisse First Boston Mortgage Securities Corp.
Series 1998-C2 Class A2 (cost $18,558,090)	6.30%	11/15/2030	19,007	19,368,379

U.S. TREASURY OBLIGATION 1.66%

U.S. Treasury Note (cost $129,595,231)	5.00%	2/15/2011	125,000	127,251,000

	Shares
	(000)
WARRANT 0.00%

Software/Services 0.00%
Interpath Communications Warrant expiring 5/21/2007* (cost $0)	—	(d)	1
Total Long-Term Investments (cost $7,390,531,313)			7,504,581,095

SHORT-TERM INVESTMENTS 10.67%

Collateral for Securities on Loan 10.19%
State Street Navigator Securities Lending Prime Portfolio 5.236%(f)	781,024		781,024,385

See Notes to Schedule of Investments.

	Principal
	Amount	U.S. $
Investments	(000)	Value

Repurchase Agreement 0.48%
Repurchase Agreement dated 9/29/2006, 4.62% due 10/2/2006 with State Street Bank & Trust Co. collateralized by $38,445,000 of Federal Home Loan Mortgage Corp. at 4.125% and 6.08% due 9/1/2009 and 7/26/2013; value: $37,854,425; proceeds: $37,124,226	$37,110	$37,109,939

Total Short Term Investments (cost $818,134,324)		818,134,324

Total Investments in Securities 108.57% (cost $8,208,665,637)		8,322,715,419

Liabilities in Excess of Other Assets(h) (8.57%)		(656,854,104)

Net Assets 100.00%		$7,665,861,315

PIK	Payment-in-kind.
*	Non-income producing security.
**	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
+

Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

^	All (or a portion of security) on loan. As of September 30, 2006, the value of securities loaned for the Fund is $765,641,365.
These loans are collateralized by cash of $781,024,385, which is invested in a restricted money market account. See Note 2.
#	Variable rate security. The interest rate represents the rate at September 30, 2006.
(a)	Investment in non-U.S. dollar denominated securities (0.16%).
The remaining securities (99.84%) are invested in U.S. dollar-denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security. Maturity date shown represents original maturity date.
(d)	Amount represents less than 1,000 shares.
(e)	Securities purchased on a when-issued basis.
(f)	Rate shown reflects 7-day yield as of September 30, 2006.
(g)	Security has been pledged as collateral for swap contracts as of September 30, 2006.
(h)	Liabilities in excess of other assets include net unrealized depreciation on credit default swap agreements, as follows:

					Notional
Counterparty	Reference Entity	Protection	Pay Fixed Rate	Termination Date	Amount (000)	Unrealized Depreciation
Morgan Stanley
Capital Services, Inc.	Electronic Data Systems Corp.
	6.50% due 8/1/2013	Buy	0.73%	9/20/2011	$10,000	$(60,325)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company.  The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)    Investment Valuation-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)     Forward Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.  As of September 30, 2006, there were no open forward foreign currency exchange contracts outstanding.

(e)      Securities Lending-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund.  The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

(f)      Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)     Structured Securities-The Fund may invest in structured securities.  Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the “Reference”), or to relative changes in two or more References.  The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events.  Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

(h)     When-Issued or Forward Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment.  At the time the Fund makes commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value.  The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)       Credit Default Swaps—The Fund may enter into credit default swap contracts (“swaps”) for investment purposes, to hedge credit risk.

As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation.  In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph.  As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation.  In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred.  Such periodic payments are accrued daily and recorded as a realized gain (loss).

Swaps are marked to market daily based upon quotations from counterparties, brokers or market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation.  For a credit default swap sold by the fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received.  For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

3.  FEDERAL TAX INFORMATION

As of September 30, 2006, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$8,265,788,216
Gross unrealized gain	247,022,683
Gross unrealized loss	(190,095,480)
Net unrealized security gain	$56,927,203

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and other temporary tax adjustments.

4.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security.  Some of these securities may be those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.  Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 5% of its net assets in structured securities.  The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate or currency risk.  Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be volatile, less liquid and more difficult to price accurately and subject to additional credit risks.  Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index.  The Fund that invests in structured securities could lose more than the principal amount invested.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities which may present market liquidity, currency, political, information, and other risks.

Swap contracts are bi-lateral agreements between the Fund and its counterparty, each party is exposed to the risk of default by the other.  In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

These factors can affect the Fund’s performance.

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 28, 2006